Reporting on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Reporting On Financial Instruments
Schedule of Financial Assets and Liabilities Measured on Recurring Basis

The financial assets and liabilities can be subdivided into measurement categories with the following carrying amounts, and net gains and losses:

		Carrying amounts
Financial assets on 31.12.2017 (in EUR thousands)	Fair value	Loans and receivables	Financial instruments measured at fair value through profit or loss	Financial assets available-for-sale	TOTAL CARRYING AMOUNTS	Net gains (+) or losses (-)
Financial assets	-	-	-	-	-	-
Liquid assets	11,083	11,083	-	-	11,083	-
Trade accounts receivable	1,561	1,561	-	-	1,561	(1)
Miscellaneous current financial receivables and assets	571	571	-	-	571	(13)
TOTAL	13,215	13,215	-	-	13,215	(14)

		Carrying amounts
Financial liabilities on 31.12.2017 (in EUR thousands)	Fair value	Other liabilities	Financial instruments measured at fair value through profit or loss			TOTAL CARRYING AMOUNTS	Net gains (+) or losses (-)
Financial liabilities	171	171	-	-	-	171	-
Current trade accounts payable	1,084	1,084	-	-	-	1,084	(48)
Other financial Liabilities, current	20	20	-	-	-	20	-
Other Financial liabilities, non-current	12,356	11,804	552	-	-	12,356	32
TOTAL	13,631	13,079	552	-	-	13,631	(16)

		Carrying amounts
Financial assets on 31.12.2016 (in EUR thousands)	Fair value	Loans and receivables	Financial instruments measured at fair value through profit or loss	Financial assets available-for-sale	TOTAL CARRYING AMOUNTS	Net gains (+) or losses (-)
Financial assets	-	-	-	-	-	-
Liquid assets	15,126	15,126	-	-	15,126	79
Trade accounts receivable	1,624	1,624	-	-	1,624	0
Miscellaneous current financial receivables and assets	670	670	-	-	670	0
TOTAL	17,420	17,420	-	-	17,420	79

		Carrying amounts
Financial liabilities on 31.12.2016 (in EUR thousands)	Fair value	Other liabilities	Financial instruments measured at fair value through profit or loss			TOTAL CARRYING AMOUNTS	Net gains (+) or losses (-)
Financial liabilities, current	274	274	-	-	-	274	-
Trade accounts payable	2,093	2,093	-	-	-	2,093	(72)
Other financial Liabilities, current	59	58	-	-	-	58	-
Other Financial liabilities, non-current	3,660	3,597	-	-	-	3,597	-
TOTAL	6,086	6,022	-	-	-	6,022	(72)